Putnam
Investors
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Investors Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 15, 2000


Report from the Fund Managers

C. Beth Cotner
Manuel Weiss
Richard B. England

In spite of a brief shift toward value stocks, the large-capitalization stocks that have led the market for some time continued to exercise their dominance over the past six months. Since Putnam Investors Fund focuses primarily on large-cap stocks, this environment has been a particularly favorable one for the fund.

While the size of the companies at the market's forefront has remained virtually the same, sector leadership has changed dramatically. Starting in July, technology stocks surged forward and remained the top-performing sector -- by a wide margin -- throughout the semiannual period. With substantial technology holdings, your fund was well positioned to benefit from the sector's outperformance during the six months ended January 31, 2000.

Total return for 6 months ended 1/31/00

     Class A         Class B          Class C          Class M
   NAV     POP     NAV     CDSC     NAV     CDSC     NAV     POP
---------------------------------------------------------------------------
  14.70%   8.12%  14.34%   9.34%   14.39%  13.39%   14.48%  10.48%
---------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* ECONOMY, STOCK MARKET MARCH ON; INTEREST RATES RISE

January marked the 106th consecutive month of growth for the U.S. economy, matching the record for the nation's longest expansion. During the fourth quarter of 1999, the gross domestic product (GDP) advanced at an annualized rate of 5.8%, after growing at a 5.7% rate in the third quarter. Also during the fourth quarter, the gross domestic purchases component of GDP, which the Department of Commerce monitors as a gauge of inflation, jumped to its highest level since early 1996.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electronics            9.8%

Retail                 8.6%

Software               7.1%

Conglomerates          7.0%

Pharmaceuticals        6.2%

Footnote reads:
*Based on net assets as of 1/31/00. Holdings will vary over time.


As the semiannual period drew to a close, inflationary pressures began to rise. For example, the Department of Labor reported that its employment cost index, which tracks wage and benefit costs across the country, rose 1.1% during the fourth quarter. This was well above the 0.9% estimate that most analysts had estimated. To keep inflation in check, the Federal Reserve Board raised short-term interest rates three times from June through February, just after the period's close, essentially taking back its three 1998 interest-rate cuts.


"[T]here is still enormous opportunity in U.S. stocks for investors who latch on to powerful forces of change in our country."

-- Jim Griffith, Fortune, December 20, 1999


For the stock market, rising rates meant dampened performance until October, when the market staged an impressive rally that continued through January 2000. The technology sector had the biggest gains by far, although energy, capital goods, and basic materials also shared in the performance pie. Nevertheless, performance in each of these areas remains concentrated in a handful of stocks, primarily those of large-capitalization companies. At the same time, stock valuations are high, supported by surging corporate earnings and the accelerating economy.

* TECHNOLOGY SPENDING DRIVES ECONOMIC GROWTH

The outperformance in technology stocks comes as no surprise to analysts who have been tracking the economy closely. While consumers have done their fair share of spending to keep the economy rolling, technology spending has been the chief driver of growth. During the 1990s, U.S. companies poured $2 trillion into computers, software, and other technological products. In 1999 alone, company spending on technology grew 22% to $510 billion, accounting for more than 40% of all business investment during the year. Many companies highlighted Y2K preparedness as a nonrecurring event that required significant technology commitments. However, some of that spending was actually unrelated to Y2K issues and instead was used to make companies even more competitive and productive.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Microsoft Corp.
Software

General Electric Co.
Conglomerate

Tyco International Ltd.
Conglomerate

Cisco Systems, Inc.
Communications equipment

Motorola, Inc.
Electronics

The Home Depot, Inc.
Retail

Intel Corp.
Electronics

Citigroup, Inc.
Financial

Sprint Corp.
Telecommunications

Wal-Mart Stores, Inc.
Retail

Footnote reads:
These holdings represent 28.6% of the fund's net assets as of 1/31/00. Portfolio holdings will vary over time.


Even more impressive is what technology has done for the rest of the economy. Technological advances have helped accelerate the productivity of U.S. workers for the first time in a generation. Since 1996, productivity has grown an average of 2.6% per year. This is up sharply from the 1.4% average annual increase that occurred from 1974 to 1995.

* DIVERSIFIED PORTFOLIO REMAINS INTACT

As a relatively conservative equity investment, the fund maintains a widely diversified portfolio. Of course, we are free to concentrate assets in various economic sectors in order to enhance performance. Over the past six months, we have maintained an overweight position in the top-performing technology sector, and this has certainly boosted returns. The fund's technology position has been widely diversified itself, with holdings in semiconductors, software, personal computers, semiconductor equipment manufacturers, telecommunications equipment makers, and component hardware manufacturers among others.


Sometimes maintaining style discipline means trimming your star performers

When QUALCOMM sold off some of its unprofitable business lines, we established a small position in the then relatively unknown company. Later, when litigation between the company and a key competitor was settled, we doubled the fund's holdings. Along the way, the stock's price surged upward along with QUALCOMM's ascent to leadership in wireless technology. In recent months, with a 2600% gain in the stock, we started selling off part of the position. It is not easy to sell such a successful investment; however, there are some valid reasons for doing so. The decision has to do with maintaining portfolio balance and adjusting the level of risk in the portfolio. Just as individual investors must rebalance their holdings from time to time, the fund must do the same in order to remain true to its stated investment style.


Biotechnology was another strong area for the fund over the period. The value of three holdings, Immunex, Amgen, and Genentech, rose more than 40% during the fourth quarter of 1999. All well-managed companies with strong products and solid earnings growth, the three benefited from increased investor interest in the biotechnology area. Previously health-care investors had focused most of their attention on large-capitalization pharmaceutical stocks, but these stocks have fallen on hard times recently because of an unfavorable political climate, disappointing products, and low earnings growth relative to the high-flying tech stocks. By comparison, many biotechnology stocks offered superior products, higher earnings growth rates, and few political liabilities. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Within a disappointing retail environment, the fund held some of the stronger performers. For example, the fund's Home Depot position gained 65% during 1999. Americans continue to remodel and renovate their homes in record numbers, and Home Depot has responded by adding many new stores. At the same time, the company's same-store sales increased 10% over the year, while its main competitor, Hechinger's, parent company of HQ and Builders Square, filed for bankruptcy.

Burgeoning economic activity has kept the pace of mergers and acquisitions quite high. During the semiannual period, several fund holdings benefited from this activity. In the entertainment/broadcasting sector, the fund held both Viacom and CBS. Both stocks rose solidly after these companies announced their merger. The fund also owns both Time-Warner and America Online as well as Sprint and, until shortly before the end of the period, MCI WorldCom. Both pairs announced merger plans during the period, pushing up their stock prices. Another fund holding, Warner-Lambert, has agreed to merge with Pfizer, creating the world's largest drug company, and Warner-Lambert's stock has risen significantly.

* OUTLOOK: OPPORTUNITY AMID VOLATILITY

With the Fed vigilant against any uptick in inflation, interest rates are likely to continue rising over the short term. While this may precipitate additional market volatility, experienced long-term investors understand that such an environment often produces opportunity. Indeed, we are confident that our rigorous company-by-company research and analysis, along with the fund's focus on large blue-chip companies experiencing rapid growth will continue to reward investors as 2000 unfolds.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/00, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Investors Fund is designed for investors seeking long-term growth of capital as well as any increased income resulting from this growth.




TOTAL RETURN FOR PERIODS ENDED 1/31/00

                      Class A           Class B            Class C            Class M
(inception dates)    (12/1/25)          (3/1/93)          (7/26/99)          (12/2/94)
                   NAV       POP      NAV     CDSC      NAV      CDSC      NAV       POP
-------------------------------------------------------------------------------------------
6 months           14.70%    8.12%    14.34%    9.34%   14.39%   13.39%    14.48%   10.48%
-------------------------------------------------------------------------------------------
1 year             16.54     9.83     15.72    10.72    15.71    14.71     16.06    12.02
-------------------------------------------------------------------------------------------
5 years           267.57   246.46    254.21   252.21   254.24   254.24    259.03   246.53
Annual average     29.74    28.21     28.78    28.64    28.78    28.78     29.13    28.22
-------------------------------------------------------------------------------------------
10 years          514.19   478.84    467.12   467.12   470.00   470.00    483.06   462.60
Annual average     19.90    19.19     18.95    18.95    19.01    19.01     19.28    18.86
-------------------------------------------------------------------------------------------
Annual average
(Life of fund)     10.85    10.76      9.77     9.77    10.02    10.02     10.05    10.00
-------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/00

                              Standard & Poor's        Consumer
                                 500 Index            price index
----------------------------------------------------------------------------
6 months                           5.59%                 1.44%
----------------------------------------------------------------------------
1 year                            10.35                  2.67
----------------------------------------------------------------------------
5 years                          225.05                 12.28
Annual average                    26.59                  2.34
----------------------------------------------------------------------------
10 years                         442.42                 32.73
Annual average                    18.43                  2.87
----------------------------------------------------------------------------
Annual average
(Life of fund)                    13.50                  3.32
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B and class C share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the deduction of the applicable contingent deferred sales charge (CDSC), which for class B is 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter, and for class C is 1% for the first year and eliminated thereafter. Returns shown for class B, class C, and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the deduction of the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B, class C, and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/00

                          Class A       Class B     Class C      Class M
-------------------------------------------------------------------------------
Distributions (number)       1             1           1            1
-------------------------------------------------------------------------------
Income                       --            --          --           --
-------------------------------------------------------------------------------
Capital gains
  Long-term               $0.128        $0.128      $0.128       $0.128
-------------------------------------------------------------------------------
  Short-term                 --            --          --           --
-------------------------------------------------------------------------------
  Total                   $0.128        $0.128      $0.128       $0.128
-------------------------------------------------------------------------------
Share value:            NAV     POP       NAV         NAV      NAV     POP
-------------------------------------------------------------------------------
7/31/99                $15.78  $16.74   $15.06      $15.77    $15.46   $16.02
-------------------------------------------------------------------------------
1/31/00                 17.97   19.07    17.09       17.91     17.57    18.21
-------------------------------------------------------------------------------




TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                      Class A           Class B            Class C            Class M
(inception dates)    (12/1/25)          (3/1/93)          (7/26/99)          (12/2/94)
                   NAV       POP      NAV     CDSC      NAV      CDSC      NAV       POP
-------------------------------------------------------------------------------------------
6 months           18.62%    11.81%   18.28%   13.28%   18.24%   17.24%    18.36%    14.21%
-------------------------------------------------------------------------------------------
1 year             30.14     22.69    29.28    24.28    29.28    28.28     29.58     25.03
-------------------------------------------------------------------------------------------
5 years           296.10    273.11   281.38   279.38   281.70   281.70    286.49    272.91
Annual average     31.69     30.13    30.70    30.56    30.72    30.72     31.05     30.11
-------------------------------------------------------------------------------------------
10 years          509.54    474.81   462.65   462.65   465.78   465.78    478.51    458.17
Annual average     19.81     19.11    18.86    18.86    18.92    18.92     19.19     18.76
-------------------------------------------------------------------------------------------
Annual average
(Life of fund)     10.96     10.87     9.88     9.88    10.13    10.13     10.16     10.11
-------------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




The fund's portfolio
January 31, 2000 (Unaudited)

COMMON STOCKS (99.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,823,200  United Technologies Corp.                                                              $   96,515,650

Banking (3.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,665,800  Fifth Third Bancorp                                                                       110,567,475
          2,226,100  First Security Corp.                                                                       57,600,338
          5,962,900  Firstar Corp.                                                                             142,364,238
            614,000  Northern Trust Corp.                                                                       37,070,250
          2,050,400  Wells Fargo Co.                                                                            82,016,000
            775,800  Zions Bancorp                                                                              45,869,175
                                                                                                            --------------
                                                                                                               475,487,476

Beverage (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            935,000  Anheuser-Busch Cos., Inc.                                                                  63,112,500

Biotechnology (2.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,464,600  Amgen, Inc. (NON)                                                                         156,964,213
            714,700  Biogen, Inc. (NON)                                                                         61,642,875
            392,500  Genentech, Inc. (NON)                                                                      55,146,250
            560,500  Immunex Corp. (NON)                                                                        73,285,375
                                                                                                            --------------
                                                                                                               347,038,713

Broadcasting (2.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,330,200  CBS Corp. (NON)                                                                           135,879,788
          2,088,600  Clear Channel Communications, Inc. (NON)                                                  180,402,825
                                                                                                            --------------
                                                                                                               316,282,613

Cable Television (3.0%)
--------------------------------------------------------------------------------------------------------------------------
          5,606,700  AT&T Corp.                                                                                286,642,538
          2,307,100  Comcast Corp. Class A (NON)                                                               106,126,600
                                                                                                            --------------
                                                                                                               392,769,138

Chemicals (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            994,900  Avery Dennison Corp.                                                                       67,404,475
          1,853,200  Praxair, Inc.                                                                              75,170,425
                                                                                                            --------------
                                                                                                               142,574,900

Communications Equipment (5.7%)
--------------------------------------------------------------------------------------------------------------------------
          3,321,600  Cisco Systems, Inc. (NON)                                                                 363,715,200
            705,600  Comverse Technology, Inc. (NON)                                                           101,165,400
            727,000  Corning, Inc.                                                                             112,139,750
          1,349,600  QUALCOMM, Inc. (NON)                                                                      171,399,200
                                                                                                            --------------
                                                                                                               748,419,550

Computers (6.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,314,500  Apple Computer, Inc. (NON)                                                                136,379,375
          2,779,000  Dell Computer Corp.                                                                       106,817,813
          1,479,400  EMC Corp. (NON)                                                                           157,556,100
            936,600  Gateway, Inc. (NON)                                                                        57,308,213
            631,100  Lexmark International Group, Inc. Class A (NON)                                            59,481,175
          3,505,000  Sun Microsystems, Inc. (NON)                                                              275,361,563
                                                                                                            --------------
                                                                                                               792,904,239

Conglomerates (7.0%)
--------------------------------------------------------------------------------------------------------------------------
          3,750,100  General Electric Co.                                                                      500,169,588
          9,919,900  Tyco International Ltd.                                                                   424,075,725
                                                                                                            --------------
                                                                                                               924,245,313

Consumer Goods (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,053,900  Colgate-Palmolive Co.                                                                     121,693,575
          2,435,700  Estee Lauder Cos. Class A                                                                 124,525,163
          1,382,300  Kimberly-Clark Corp.                                                                       85,616,206
                                                                                                            --------------
                                                                                                               331,834,944

Consumer Services (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          3,124,400  Interpublic Group Cos., Inc.                                                              143,722,400
            668,500  Omnicom Group, Inc.                                                                        62,630,094
                                                                                                            --------------
                                                                                                               206,352,494

Distribution (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,495,500  SYSCO Corp.                                                                                53,183,719

Electrical Equipment (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            650,400  Rockwell International Corp.                                                               32,154,150

Electronics (9.8%)
--------------------------------------------------------------------------------------------------------------------------
          3,260,700  Intel Corp.                                                                               322,605,506
            935,300  JDS Uniphase Corp.                                                                        190,742,744
            571,500  Linear Technology Corp.                                                                    54,113,906
          2,525,600  Motorola, Inc.                                                                            345,375,800
          1,994,200  Solectron Corp.                                                                           144,828,775
          1,294,000  Texas Instruments, Inc.                                                                   139,590,250
          2,033,500  Xilinx, Inc.                                                                               93,032,625
                                                                                                            --------------
                                                                                                             1,290,289,606

Entertainment (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          4,133,200  Viacom, Inc. Class B (NON)                                                                228,875,950

Financial (4.8%)
--------------------------------------------------------------------------------------------------------------------------
            991,200  American Express Co.                                                                      163,362,150
          1,403,700  Capital One Financial Corp.                                                                57,551,700
          5,502,500  Citigroup, Inc.                                                                           316,049,844
          1,175,100  Providian Financial Corp.                                                                  99,149,063
                                                                                                            --------------
                                                                                                               636,112,757

Insurance (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,297,300  American General Corp.                                                                     79,702,869
          2,364,000  American International Group, Inc.                                                        246,151,500
            766,000  Lincoln National Corp.                                                                     28,294,125
                                                                                                            --------------
                                                                                                               354,148,494

Media (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,610,200  Time Warner, Inc.                                                                         208,652,863

Medical Technology (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            924,200  Allergan, Inc.                                                                             52,679,400
            658,400  Bausch & Lomb, Inc.                                                                        40,820,800
                                                                                                            --------------
                                                                                                                93,500,200

Oil & Gas (5.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,387,500  Burlington Resources, Inc.                                                                 44,486,719
          4,539,800  Conoco, Inc.                                                                              105,834,088
          3,866,200  Enron Corp.                                                                               260,726,863
          2,488,000  Exxon Mobil Corp.                                                                         207,748,000
          1,992,100  Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                           109,690,006
                                                                                                            --------------
                                                                                                               728,485,676

Paper & Forest Products (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,367,600  Sealed Air Corp. (NON)                                                                     76,756,550
            824,100  Weyerhaeuser Co.                                                                           47,282,738
                                                                                                            --------------
                                                                                                               124,039,288

Pharmaceuticals (6.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,351,600  Bristol-Myers Squibb Co.                                                                  155,205,600
          2,155,800  Johnson & Johnson                                                                         185,533,538
          5,009,700  Schering-Plough Corp.                                                                     220,426,800
          2,655,500  Warner-Lambert Co.                                                                        252,106,531
                                                                                                            --------------
                                                                                                               813,272,469

Retail (8.6%)
--------------------------------------------------------------------------------------------------------------------------
            825,100  Amazon.com, Inc.                                                                           53,270,519
          1,863,800  CVS Corp.                                                                                  65,116,513
          5,769,300  Home Depot, Inc. (The)                                                                    326,686,613
          2,543,800  Tandy Corp.                                                                               124,328,225
          1,879,600  Target Corp.                                                                              124,171,075
          9,191,200  TJX Cos., Inc. (The)                                                                      149,931,450
          5,304,300  Wal-Mart Stores, Inc.                                                                     290,410,425
                                                                                                                ----------
                                                                                                             1,133,914,820

Semiconductor (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,196,600  Applied Materials, Inc. (NON)                                                             164,233,350
            775,900  Conexant Systems, Inc. (NON)                                                               65,563,550
                                                                                                                ----------
                                                                                                               229,796,900

Software (7.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,514,500  BMC Software, Inc. (NON)                                                                   57,361,688
          5,905,200  Microsoft Corp. (NON)                                                                     577,971,450
          3,607,600  Oracle Corp. (NON)                                                                        180,210,894
            794,600  VERITAS Software Corp. (NON)                                                              115,912,275
                                                                                                            --------------
                                                                                                               931,456,307

Technology Services (2.9%)
--------------------------------------------------------------------------------------------------------------------------
          3,398,700  America Online, Inc. (NON)                                                                193,513,481
          1,267,800  Electronic Data Systems Corp.                                                              85,734,975
            313,500  Yahoo!, Inc. (NON)                                                                        100,966,594
                                                                                                            --------------
                                                                                                               380,215,050

Telecommunications (5.3%)
--------------------------------------------------------------------------------------------------------------------------
            772,800  Global Crossing Ltd. (NON)                                                                 39,219,600
          1,277,500  NEXTEL Communications, Inc. Class A (NON)                                                 135,894,063
            459,300  Omnipoint Corp. (NON)                                                                      47,106,956
          4,706,600  Sprint Corp.                                                                              304,458,178
          1,048,100  Sprint PCS (NON)                                                                          115,356,506
            426,200  VoiceStream Wireless Corp. (NON)                                                           50,025,225
                                                                                                            --------------
                                                                                                               692,060,528

Telephone (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,684,200  ALLTEL Corp.                                                                              112,420,350
          1,341,900  Nokia Corp. ADR (Finland)                                                                 245,567,700
                                                                                                           ---------------
                                                                                                               357,988,050
                                                                                                           ---------------
                     Total Common Stocks (cost $9,676,160,493)                                             $13,125,684,357

SHORT-TERM INVESTMENTS (1.3%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $50,765,000  Federal Home Loan Mortgage Corp., effective yield
                       of 5.76%, February 10, 2000                                                         $    50,691,898
         25,542,000  Park Avenue Receivables, effective yield of 5.65%,
                       February 8, 2000                                                                         25,513,939
         97,726,000  Interest in $525,429,000 joint repurchase agreement dated January 31, 2000 with Morgan (J.P.) & Co.
                       due February 1, 2000 with respect to various U.S.
                       Treasury obligations -- maturity value of $97,741,419
                       for an effective yield of 5.68%                                                          97,726,000
                                                                                                           ---------------
                     Total Short-Term Investments (cost $173,931,837)                                      $   173,931,837
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $9,850,092,330) (b)                                           $13,299,616,194
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $13,189,380,350.

  (b) The aggregate identified cost on a tax basis is $9,869,832,644, resulting in gross unrealized appreciation and depreciation of $3,846,502,909 and $416,719,359, respectively, or net unrealized appreciation of $3,429,783,550.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $9,850,092,330) (Note 1)                                       $13,299,616,194
-----------------------------------------------------------------------------------------------
Foreign currency (cost $1,063)                                                            1,086
-----------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                            2,822,062
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               57,790,983
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       24,479,134
-----------------------------------------------------------------------------------------------
Total assets                                                                     13,384,709,459

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                        523,548
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    152,593,224
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           20,699,502
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         14,265,428
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            1,308,253
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            48,885
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3,350
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                5,330,558
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  556,361
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   195,329,109
-----------------------------------------------------------------------------------------------
Net assets                                                                      $13,189,380,350

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $ 9,461,243,651
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (26,327,916)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                              304,940,728
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currency                                        3,449,523,887
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding       $13,189,380,350

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($7,628,219,941 divided by 424,399,178 shares)                                           $17.97
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $17.97)*                                  $19.07
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($4,095,410,705 divided by 239,673,292 shares)**                                         $17.09
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($62,607,983 divided by 3,495,487 shares)**                                              $17.91
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($255,144,285 divided by 14,521,486 shares)                                              $17.57
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $17.57)*                                  $18.21
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($1,147,997,436 divided by 63,520,120 shares)                                            $18.07
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                        $   30,143,612
-----------------------------------------------------------------------------------------------
Interest                                                                              5,072,685
-----------------------------------------------------------------------------------------------
Total investment income                                                              35,216,297

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     25,932,437
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        7,650,608
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        49,434
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20,960
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 8,451,427
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                17,644,268
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   131,256
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   848,842
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  85,977
-----------------------------------------------------------------------------------------------
Registration fees                                                                       351,921
-----------------------------------------------------------------------------------------------
Auditing                                                                                 27,262
-----------------------------------------------------------------------------------------------
Legal                                                                                    34,737
-----------------------------------------------------------------------------------------------
Postage                                                                                 458,634
-----------------------------------------------------------------------------------------------
Other                                                                                   677,903
-----------------------------------------------------------------------------------------------
Total expenses                                                                       62,365,666
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (821,453)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         61,544,213
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (26,327,916)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    310,813,641
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                      14,798,040
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency contracts (Note 1)                                 21,724
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                                      23
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                      1,273,998,512
-----------------------------------------------------------------------------------------------
Net gain on investments                                                           1,599,631,940
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $1,573,304,024
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                            Six months ended         Year ended
                                                                                  January 31            July 31
                                                                                       2000*               1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                           $  (26,327,916)    $  (24,424,448)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                    325,633,405         71,709,481
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                   1,273,998,535      1,096,027,095
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           1,573,304,024      1,143,312,128
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                      (51,664,010)      (104,260,696)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                      (28,723,256)       (42,895,379)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                         (265,095)                --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                       (1,774,931)        (3,292,652)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                       (8,058,826)        (5,993,204)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                              1,591,398,795      4,645,752,957
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                   3,074,216,701      5,632,623,154

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                           10,115,163,649      4,482,540,495
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $26,327,916 and $--,
respectively)                                                                $13,189,380,350    $10,115,163,649
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                    Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $15.78           $13.67           $11.98            $9.07            $9.05            $7.85
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.02)(c)         (.02)(c)           --(c)           .05(c)           .06              .08
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 2.34             2.51             2.81             4.08             1.17             1.85
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.32             2.49             2.81             4.13             1.23             1.93
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --               --             (.04)            (.05)            (.09)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.13)            (.38)           (1.08)           (1.17)           (1.12)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.13)            (.38)           (1.12)           (1.22)           (1.21)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $17.97           $15.78           $13.67           $11.98            $9.07            $9.05
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             14.70*           18.65            25.75            49.91            14.32            27.55
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $7,628,220       $6,130,543       $3,209,986       $1,819,333       $1,104,264         $956,830
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .43*             .89              .95             1.00             1.03              .99
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.12)*           (.14)             .03              .50              .69             1.03
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             33.44*           74.73            59.14            95.17           128.21            96.75
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                     Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $15.06           $13.17           $11.62            $8.85            $8.88            $7.78
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.08)(c)         (.13)(c)         (.09)(c)         (.03)(c)           --              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 2.24             2.40             2.72             3.98             1.13             1.82
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.16             2.27             2.63             3.95             1.13             1.83
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --               --               --             (.01)            (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.13)            (.38)           (1.08)           (1.17)           (1.12)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.13)            (.38)           (1.08)           (1.18)           (1.16)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $17.09           $15.06           $13.17           $11.62            $8.85            $8.88
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             14.34*           17.67            24.84            48.87            13.42            26.46
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $4,095,411       $3,028,807         $979,603         $303,089          $89,378          $47,906
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .81*            1.64             1.70             1.75             1.77             1.75
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.49)*           (.90)            (.74)            (.26)            (.09)             .22
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             33.44*           74.73            59.14            95.17           128.21            96.75
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended      For the period
Per-share                                                                                           January 31     July 26, 1999+
operating performance                                                                               (Unaudited)      to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        2000             1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $15.77           $16.08
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                            (.09)(c)           --(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     2.36             (.31)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   2.27             (.31)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                         --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.13)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.13)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $17.91           $15.77
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                 14.39*           (1.93)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $62,608           $1,534
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                .81*             .03*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                                                        (.52)*           (.01)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 33.44*           74.73
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                          For the period
Per-share                       January 31                                                                       December 2, 1994+
operating performance           (Unaudited)                             Year ended July 31                          to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $15.46           $13.47           $11.85            $9.00            $9.02            $7.78
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.06)(c)         (.09)(c)         (.06)(c)           --(c)           .05              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 2.30             2.46             2.78             4.05             1.12             1.96
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.24             2.37             2.72             4.05             1.17             1.97
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --               --             (.02)            (.03)            (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.13)            (.38)           (1.08)           (1.17)           (1.12)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.13)            (.38)           (1.10)           (1.20)           (1.19)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $17.57           $15.46           $13.47           $11.85            $9.00            $9.02
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             14.48*           18.02            25.14            49.28            13.70            28.29*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $255,144         $199,806          $87,730          $27,384           $5,650             $873
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .68*            1.39             1.45             1.50             1.51             1.56*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.37)*           (.64)            (.48)            (.02)             .16              .29*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             33.44*           74.73            59.14            95.17           128.21            96.75
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Six months
                                                                     ended                                        For the period
Per-share                                                         January 31                                       Jan. 7, 1997+
operating performance                                             (Unaudited)            Year ended July 31          to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      2000             1999             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $15.84           $13.70           $11.99            $9.26
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                            --(c)           .01(c)           .03(c)           .04(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   2.36             2.51             2.83             2.69
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 2.36             2.52             2.86             2.73
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       --               --             (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.13)            (.38)           (1.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.13)            (.38)           (1.15)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $18.07           $15.84           $13.70           $11.99
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                               14.89*           18.83            26.20            29.48*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $1,147,997         $754,474         $205,222          $20,314
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .31*             .64              .70              .42*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                      0.00*             .09              .27              .37*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               33.44*           74.73            59.14            95.17
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income was less than $0.01 per share.



Notes to financial statements
January 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Investors Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital and any increased income that results from this growth by investing mainly in a portfolio consisting of quality growth stocks.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, and 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At January 31, 2000, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the six months ended January 31, 2000, fund expenses were reduced by $821,453 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $5,023 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $2,350,847 and $72,026 from the sale of class A and class M shares, respectively, and received $3,110,635 and $3,009 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $59,280 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $5,282,494,833 and $3,794,169,915, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2000, there was an unlimited number of shares of beneficial interested authorized. Transactions in capital shares were as follows:

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     94,129,812     $1,600,826,893
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,704,609         48,249,626
-----------------------------------------------------------------------------
                                                96,834,421      1,649,076,519

Shares
repurchased                                    (61,048,571)    (1,012,628,069)
-----------------------------------------------------------------------------
Net increase                                    35,785,850     $  636,448,450
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    227,890,520     $3,343,124,532
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,980,256         95,768,476
-----------------------------------------------------------------------------
                                               234,870,776      3,438,893,008

Shares
repurchased                                    (81,142,762)    (1,175,251,446)
-----------------------------------------------------------------------------
Net increase                                   153,728,014     $2,263,641,562
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     62,433,694     $1,005,678,557
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,554,063         26,388,193
-----------------------------------------------------------------------------
                                                63,987,757      1,032,066,750

Shares
repurchased                                    (25,482,263)      (410,647,367)
-----------------------------------------------------------------------------
Net increase                                    38,505,494     $  621,419,383
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    162,085,094     $2,264,875,301
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,020,268         39,747,015
-----------------------------------------------------------------------------
                                               165,105,362      2,304,622,316

Shares
repurchased                                    (38,333,322)      (530,804,650)
-----------------------------------------------------------------------------
Net increase                                   126,772,040     $1,773,817,666
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,605,415        $61,379,645
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       12,895            229,397
-----------------------------------------------------------------------------
                                                 3,618,310         61,609,042

Shares
repurchased                                       (220,057)        (3,664,349)
-----------------------------------------------------------------------------
Net increase                                     3,398,253        $57,944,693
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                              (commencement of operations) to
                                                                July 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         97,234         $1,554,619
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    97,234          1,554,619

Shares
repurchased                                             --                 --
-----------------------------------------------------------------------------
Net increase                                        97,234         $1,554,619
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,618,017        $59,671,792
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       96,475          1,683,476
-----------------------------------------------------------------------------
                                                 3,714,492         61,355,268

Shares
repurchased                                     (2,117,360)       (34,996,039)
-----------------------------------------------------------------------------
Net increase                                     1,597,132        $26,359,229
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,707,455       $138,662,967
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      234,487          3,163,233
-----------------------------------------------------------------------------
                                                 9,941,942        141,826,200

Shares
repurchased                                     (3,530,485)       (50,575,552)
-----------------------------------------------------------------------------
Net increase                                     6,411,457       $ 91,250,648
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     28,761,539       $468,397,092
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      449,451          8,058,826
-----------------------------------------------------------------------------
                                                29,210,990        476,455,918

Shares
repurchased                                    (13,325,889)      (227,228,878)
-----------------------------------------------------------------------------
Net increase                                    15,885,101       $249,227,040
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     45,409,117       $702,920,564
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      435,553          5,993,204
-----------------------------------------------------------------------------
                                                45,844,670        708,913,768

Shares
repurchased                                    (13,193,453)      (193,425,306)
-----------------------------------------------------------------------------
Net increase                                    32,651,217       $515,488,462
-----------------------------------------------------------------------------


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

C. Beth Cotner
Vice President and Fund Manager

Manuel Weiss
Vice President and Fund Manager

Richard B. England
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Investors Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA012-58987 003/307/385 3/00


PUTNAM INVESTMENTS                                       [SCALE LOGO OMITTED]
-----------------------------------------------------------------------------
Putnam Investors Fund
Supplement to Semiannual Report dated 1/31/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, class B, and class M shares, which are discussed more extensively in the semiannual report.


SEMIANNUAL RESULTS AT A GLANCE
-----------------------------------------------------------------------------
Total return
for periods ended 1/31/00                                           NAV

6 months                                                          14.89%
1 year                                                            16.88
Five years                                                       270.40
Annual average                                                    29.94
10 years                                                         518.92
Annual average                                                    20.00
Life of fund (since class A inception, 12/1/25)
Annual average                                                    10.86

Share value:                                                        NAV

7/31/99                                                          $15.84
1/31/00                                                          $18.07

-----------------------------------------------------------------------------
Distributions:             No.     Income      Capital gains      Total

                            1        --            $0.128        $0.128
-----------------------------------------------------------------------------

Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class
A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.